Note 11 - Borrowings (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Short-term Debt [Table Text Block]
	At or For the Year Ended December 31,
	201 9	201 8
FHLB short-term borrowings:
Average balance outstanding	$5,585	$9,745
Maximum amount outstanding at any month-end during the period	11,000	10,000
Balance outstanding at end of period	10,000	9,000
Average interest rate during the period	2.52%	2.02%
Weighted average interest rate at end of period	1.81%	2.62%

Federal Home Loan Bank Advances [Member]
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	December 31, 201 9		December 31, 201 8
Fixed rate borrowings maturing:	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
2019	$--	--%	$3,000	1.86%
2020	2,000	2.00	2,000	2.00
2021	5,000	2.20	3,000	2.05
2022	7,171	2.10	3,000	2.18
2023	7,000	2.16	3,000	2.33
2024	5,100	2.28	1,000	--
Total FHLB long-term debt	$26,271	2.16%	$15,000	2.12%